Life Insurance Operations	6 Months Ended
Sep. 30, 2018
Insurance [Abstract]
Life Insurance Operations
16.	Life Insurance Operations

Life insurance premiums and related investment income for the six and three months ended September 30, 2017 and 2018 consist of the following:

	Millions of yen
	Six months ended September 30, 2017	Six months ended September 30, 2018
Life insurance premiums	¥142,495	¥153,511
Life insurance related investment income	38,715	27,093

	¥181,210	¥180,604

	Millions of yen
	Three months ended September 30, 2017	Three months ended September 30, 2018
Life insurance premiums	¥71,122	¥78,475
Life insurance related investment income	16,434	19,270

	¥87,556	¥97,745

Life insurance premiums include reinsurance benefits, net of reinsurance premiums. For the six and three months ended September 30, 2017 and 2018, reinsurance benefits and reinsurance premiums included in life insurance premiums are as follows:

	Millions of yen
	Six months ended September 30, 2017	Six months ended September 30, 2018
Reinsurance benefits	¥1,870	¥1,193
Reinsurance premiums	(3,763)	(2,849)

	Millions of yen
	Three months ended September 30, 2017	Three months ended September 30, 2018
Reinsurance benefits	¥850	¥596
Reinsurance premiums	(1,813)	(1,467)

The benefits and expenses of life insurance operations included in life insurance costs in the consolidated statements of income are recognized so as to associate with earned premiums over the life of contracts. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs (principally commissions and certain other expenses directly relating to policy issuance and underwriting). Amortization charged to income for the six months ended September 30, 2017 and 2018 amounted to ¥7,747 million and ¥8,658 million, respectively. In addition, amortization charged to income for the three months ended September 30, 2017 and 2018 amounted to ¥3,840 million and ¥4,366 million, respectively.

Life insurance premiums and related investment income include net realized and unrealized gains or losses from investment assets under management on behalf of variable annuity and variable life policyholders, and net gains or losses from derivative contracts, which consist of gains or losses from futures, foreign exchange contracts and options held, entered to economically hedge a portion of the minimum guarantee risk relating to variable annuity and variable life insurance contracts. In addition, life insurance costs include the net amount of the changes in fair value of the variable annuity and variable life insurance contracts elected for the fair value option and insurance costs recognized for insurance and annuity payouts as a result of insured events. Certain subsidiaries have elected the fair value option for certain reinsurance contracts to partially offset the changes in fair value recognized in earnings of the policy liabilities and policy account balances attributable to the changes in the minimum guarantee risks of the variable annuity and variable life insurance contracts, and the changes in the fair value of the reinsurance contracts were recorded in life insurance costs.

From the three months ended June 30, 2018, the portion of the total change in the fair value of variable annuity and variable life insurance contracts that results from a change in the instrument-specific credit risk is recognized in other comprehensive income (loss).

The above mentioned gains or losses relating to variable annuity and variable life insurance contracts for the six and three months ended September 30, 2017 and 2018 are as follows:

	Millions of yen
	Six months ended September 30, 2017	Six months ended September 30, 2018
Life insurance premiums and related investment income :
Net realized and unrealized gains or losses from investment assets	¥37,141	¥22,054
Net gains or losses from derivative contracts :	(5,949)	(3,460)
Futures	(4,453)	(2,321)
Foreign exchange contracts	(584)	(535)
Options held	(912)	(604)

Life insurance costs :
Changes in the fair value of the policy liabilities and policy account balances	¥(88,501)	¥(38,417)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	104,399	47,671
Changes in the fair value of the reinsurance contracts	6,874	3,887

	Millions of yen
	Three months ended September 30, 2017	Three months ended September 30, 2018
Life insurance premiums and related investment income :
Net realized and unrealized gains or losses from investment assets	¥16,014	¥16,603
Net gains or losses from derivative contracts :	(2,416)	(2,331)
Futures	(1,826)	(1,752)
Foreign exchange contracts	(262)	(308)
Options held	(328)	(271)

Life insurance costs :
Changes in the fair value of the policy liabilities and policy account balances	¥(40,895)	¥(13,859)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	47,955	22,966
Changes in the fair value of the reinsurance contracts	2,828	2,444